Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,481,481
Proposed Maximum Offering Price per Unit	12.24
Maximum Aggregate Offering Price	$ 18,133,327.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,504.21
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions. (2) The amount of shares of common stock registered consists of 1,481,481 shares of common stock of the registrant held by the selling stockholders. (3) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock of the registrant on the Nasdaq Capital Market on January 27, 2026 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).